Transamerica Bond Active ETF
Schedule of Investments
December 31, 2025 (Unaudited)

Principal
Amount Value
Long-Term Bonds — 98.3%
Asset-Backed Securities — 8.5%
Avis Budget Rental Car Funding AESOP LLC
5.780%, due 4/20/28
(a)
.................................................................................... $ 250,000 $ 254,476
First National Master Note Trust
5.130%, due 4/15/29 ...................................................................................... 150,000 150,500
GM Financial Revolving Receivables Trust
Series 2021-1, 1.170%, due 6/12/34
(a)
..................................................................... 250,000 245,341
Hertz Vehicle Financing III LLC
4.890%, due 5/25/32
(a)
.................................................................................... 250,000 251,652
Hilton Grand Vacations Trust
Series 2025-1, 4.880%, due 5/27/42
(a)
..................................................................... 76,371 77,583
Series 2025-2, 4.730%, due 5/25/44
(a)
..................................................................... 244,541 245,960
HINNT LLC
Series 2024-A, 5.490%, due 3/15/43
(a)
.................................................................... 46,243 46,948
MetroNet Infrastructure Issuer LLC
5.400%, due 8/20/55
(a)
.................................................................................... 179,578 182,362
QTS Issuer ABS I LLC
5.439%, due 5/25/55
(a)
.................................................................................... 100,000 100,773
Retained Vantage Data Centers Issuer LLC
4.992%, due 9/15/49
(a)
.................................................................................... 260,000 258,147
SCF Equipment Leasing LLC
Series 2025-1, 4.820%, due 7/22/30
(a)
..................................................................... 183,292 183,950
Sierra Timeshare Receivables Funding LLC
Series 2023-2, 5.800%, due 4/20/40
(a)
..................................................................... 74,655 76,770
Series 2024-1, 5.150%, due 1/20/43
(a)
..................................................................... 167,760 169,893
2,244,355
Total Asset-Backed Securities
(Cost $2,240,543) 2,244,355
Collateralized Loan Obligations — 2.8%
Benefit Street Partners CLO X, Ltd., (Cayman Islands)
5.184%, 3-Month SOFR + 1.300%, due 7/20/38
(a)(b)
........................................................ 250,000 250,558
Diameter Capital CLO 1, Ltd.
5.295%, 3-Month SOFR + 1.390%, due 10/15/37
(a)(b)
...................................................... 250,000 250,673
Palmer Square CLO, Ltd., (Cayman Islands)
Series 2019-1, 5.653%, 3-Month SOFR + 1.800%, due 8/14/38
(a)(b)
........................................ 250,000 250,124
751,355
Total Collateralized Loan Obligations
(Cost $752,296) 751,355
Commercial Mortgage-Backed Securities — 2.9%
Mortgage Securities — 2.9%
BX Trust
Series 2025-ARIA, 5.031%, due 12/13/42
(a)(b)
.............................................................. 125,000 126,293
CHI Commercial Mortgage Trust
Series 2025-110W, 5.102%, due 12/13/40
(a)(b)
............................................................. 125,000 125,383
Manhattan West Mortgage Trust
Series 2020-1MW, 2.130%, due 9/10/39
(a)
................................................................. 260,000 250,257

Transamerica Bond Active ETF
Schedule of Investments
(Continued)
December 31, 2025 (Unaudited)

Principal
Amount Value
Commercial Mortgage-Backed Securities (continued)
Mortgage Securities (continued)
VEGAS Trust
Series 2024-TI, 5.518%, due 11/10/39
(a)
................................................................... $ 250,000 $ 253,519
755,452
Total Commercial Mortgage-Backed Securities
(Cost $756,278) 755,452
Corporate Bonds — 31.6%
Aerospace/Defense — 0.8%
Boeing Co. (The)
5.805%, due 5/1/50 ....................................................................................... 31,000 30,537
5.930%, due 5/1/60 ....................................................................................... 41,000 40,257
6.528%, due 5/1/34 ....................................................................................... 30,000 33,201
6.858%, due 5/1/54 ....................................................................................... 28,000 31,469
General Electric Co.
5.875%, due 1/14/38 ...................................................................................... 9,000 9,761
HEICO Corp.
5.350%, due 8/1/33 ....................................................................................... 54,000 56,091
201,316
Agriculture — 0.7%
Bunge, Ltd. Finance Corp.
5.150%, due 8/4/35 ....................................................................................... 65,000 66,052
Cargill, Inc.
5.125%, due 2/11/35
(a)
.................................................................................... 44,000 45,320
Philip Morris International, Inc.
4.250%, due 11/10/44 ..................................................................................... 49,000 41,714
4.625%, due 10/29/35 .................................................................................... 26,000 25,448
178,534
Airlines — 0.5%
American Airlines Group, Inc. Pass-Through Trust
Series 2019-1, Class AA, 3.150%, due 2/15/32 ............................................................ 18,241 17,279
Delta Air Lines, Inc. / SkyMiles IP, Ltd.
4.750%, due 10/20/28
(a)
................................................................................... 51,000 51,318
Southwest Airlines Co.
4.375%, due 11/15/28 ..................................................................................... 58,000 58,136
126,733
Auto Manufacturers — 0.6%
General Motors Co.
5.350%, due 4/15/28 ...................................................................................... 9,000 9,221
6.250%, due 10/2/43 ...................................................................................... 34,000 34,512
General Motors Financial Co. Inc.
6.150%, due 7/15/35 ...................................................................................... 27,000 28,465
Hyundai Capital America
5.400%, due 6/23/32
(a)
.................................................................................... 70,000 72,597
144,795

Transamerica Bond Active ETF
Schedule of Investments
(Continued)
December 31, 2025 (Unaudited)

Principal
Amount Value
Corporate Bonds (continued)
Auto Parts & Equipment — 0.1%
Aptiv Swiss Holdings, Ltd.
3.250%, due 3/1/32 ....................................................................................... $ 27,000 $ 25,242
Banks — 4.3%
Bank of America Corp.
2.651%, SOFR + 1.220%, due 3/11/32
(b)
.................................................................. 58,000 53,337
5.464%, SOFR + 1.640%, due 5/9/36
(b)
................................................................... 87,000 90,602
5.819%, SOFR + 1.570%, due 9/15/29
(b)
.................................................................. 90,000 93,955
Bank of New York Mellon Corp. (The)
5.606%, SOFR + 1.770%, due 7/21/39
(b)
.................................................................. 21,000 21,984
Citigroup, Inc.
6.174%, SOFR + 2.661%, due 5/25/34
(b)
.................................................................. 26,000 27,630
First Citizens BancShares, Inc.
5.231%, SOFR + 1.410%, due 3/12/31
(b)
.................................................................. 83,000 84,386
Goldman Sachs Group, Inc. (The)
2.650%, SOFR + 1.264%, due 10/21/32
(b)
................................................................. 64,000 57,791
4.939%, SOFR + 1.330%, due 10/21/36
(b)
................................................................. 44,000 43,697
JPMorgan Chase & Co.
5.576%, SOFR + 1.635%, due 7/23/36
(b)
.................................................................. 58,000 60,020
5.766%, SOFR + 1.490%, due 4/22/35
(b)
.................................................................. 44,000 46,912
6.087%, SOFR + 1.570%, due 10/23/29
(b)
................................................................. 27,000 28,447
M&T Bank Corp.
5.179%, SOFR + 1.400%, due 7/8/31
(b)
................................................................... 46,000 47,275
5.385%, SOFR + 1.610%, due 1/16/36
(b)
.................................................................. 19,000 19,314
7.413%, SOFR + 2.800%, due 10/30/29
(b)
................................................................. 26,000 28,240
Morgan Stanley
4.892%, SOFR + 1.314%, due 10/22/36
(b)
................................................................. 26,000 25,780
5.320%, SOFR + 1.555%, due 7/19/35
(b)
.................................................................. 41,000 42,220
5.466%, SOFR + 1.730%, due 1/18/35
(b)
.................................................................. 52,000 54,072
5.656%, SOFR + 1.260%, due 4/18/30
(b)
.................................................................. 94,000 97,961
PNC Financial Services Group, Inc. (The)
5.373%, SOFR + 1.417%, due 7/21/36
(b)
.................................................................. 31,000 31,897
5.939%, SOFR + 1.946%, due 8/18/34
(b)
.................................................................. 49,000 52,628
State Street Corp.
4.784%, SOFR + 1.215%, due 10/23/36
(b)
................................................................. 24,000 23,884
Wells Fargo & Co.
5.244%, SOFR + 1.110%, due 1/24/31
(b)
.................................................................. 53,000 54,911
5.605%, SOFR + 1.740%, due 4/23/36
(b)
.................................................................. 50,000 52,426
1,139,369
Beverages — 0.1%
Constellation Brands, Inc.
4.950%, due 11/1/35 ...................................................................................... 35,000 34,630
Biotechnology — 0.6%
Amgen, Inc.
2.800%, due 8/15/41 ...................................................................................... 33,000 24,178
5.600%, due 3/2/43 ....................................................................................... 29,000 29,186

Transamerica Bond Active ETF
Schedule of Investments
(Continued)
December 31, 2025 (Unaudited)

Principal
Amount Value
Corporate Bonds (continued)
Biotechnology (continued)
Gilead Sciences, Inc.
5.100%, due 6/15/35 ...................................................................................... $ 41,000 $ 42,039
Royalty Pharma PLC
2.200%, due 9/2/30 ....................................................................................... 46,000 41,716
5.200%, due 9/25/35 ...................................................................................... 32,000 32,188
169,307
Building Materials — 0.6%
Builders FirstSource, Inc.
6.375%, due 6/15/32
(a)
.................................................................................... 49,000 50,807
Carlisle Cos., Inc.
5.250%, due 9/15/35 ...................................................................................... 18,000 18,381
Owens Corning
4.300%, due 7/15/47 ...................................................................................... 47,000 38,434
Vulcan Materials Co.
5.350%, due 12/1/34 ...................................................................................... 39,000 40,444
148,066
Chemicals — 0.3%
LYB International Finance III LLC
5.125%, due 1/15/31 ...................................................................................... 10,000 10,043
Mosaic Co. (The)
4.050%, due 11/15/27 ..................................................................................... 18,000 18,003
4.600%, due 11/15/30 ..................................................................................... 29,000 29,076
Westlake Corp.
5.550%, due 11/15/35 ..................................................................................... 34,000 34,011
91,133
Commercial Services — 0.5%
Herc Holdings, Inc.
5.750%, due 3/15/31
(a)
.................................................................................... 62,000 62,958
Quanta Services, Inc.
2.900%, due 10/1/30 ...................................................................................... 34,000 31,847
5.250%, due 8/9/34 ....................................................................................... 23,000 23,592
118,397
Computers — 0.6%
Dell International LLC / EMC Corp.
4.850%, due 2/1/35 ....................................................................................... 46,000 45,408
Hewlett Packard Enterprise Co.
5.000%, due 10/15/34 .................................................................................... 52,000 51,561
NCR Voyix Corp.
5.125%, due 4/15/29
(a)
.................................................................................... 63,000 62,748
159,717
Distribution/Wholesale — 0.1%
LKQ Corp.
6.250%, due 6/15/33 ...................................................................................... 28,000 30,043

Transamerica Bond Active ETF
Schedule of Investments
(Continued)
December 31, 2025 (Unaudited)

Principal
Amount Value
Corporate Bonds (continued)
Diversified Financial Services — 1.5%
Ally Financial, Inc.
5.737%, SOFR + 1.960%, due 5/15/29
(b)
.................................................................. $ 13,000 $ 13,334
American Express Co.
5.532%, SOFR + 1.090%, due 4/25/30
(b)
.................................................................. 52,000 54,258
Aviation Capital Group LLC
3.500%, due 11/1/27
(a)
.................................................................................... 32,000 31,537
Capital One Financial Corp.
5.197%, SOFR + 1.630%, due 9/11/36
(b)
.................................................................. 57,000 56,734
5.884%, SOFR + 1.990%, due 7/26/35
(b)
.................................................................. 75,000 78,978
6.183%, SOFR + 2.036%, due 1/30/36
(b)
.................................................................. 15,000 15,664
LPL Holdings, Inc.
4.000%, due 3/15/29
(a)
.................................................................................... 48,000 47,222
5.700%, due 5/20/27 ...................................................................................... 27,000 27,534
Rocket Cos., Inc.
6.375%, due 8/1/33
(a)
..................................................................................... 58,000 60,544
385,805
Electric — 1.1%
Black Hills Corp.
3.150%, due 1/15/27 ...................................................................................... 32,000 31,699
4.550%, due 1/31/31 ...................................................................................... 22,000 22,015
Duke Energy Corp.
4.950%, due 9/15/35 ...................................................................................... 66,000 65,482
5.000%, due 12/8/27 ...................................................................................... 22,000 22,448
NRG Energy, Inc.
6.000%, due 2/1/33
(a)
..................................................................................... 48,000 49,046
Pacific Gas and Electric Co.
2.500%, due 2/1/31 ....................................................................................... 19,000 17,124
Southern Power Co.
4.250%, due 10/1/30 ...................................................................................... 21,000 20,954
4.900%, due 10/1/35 ...................................................................................... 29,000 28,705
Vistra Operations Co. LLC
5.250%, due 10/15/35
(a)
................................................................................... 42,000 41,888
299,361
Electronics — 0.2%
Arrow Electronics, Inc.
5.875%, due 4/10/34 ...................................................................................... 34,000 35,568
Keysight Technologies, Inc.
4.950%, due 10/15/34 .................................................................................... 22,000 22,218
57,786
Entertainment — 0.2%
Boyne USA, Inc.
4.750%, due 5/15/29
(a)
.................................................................................... 63,000 62,180
Environmental Control — 0.2%
Veralto Corp.
5.450%, due 9/18/33 ...................................................................................... 42,000 43,852

Transamerica Bond Active ETF
Schedule of Investments
(Continued)
December 31, 2025 (Unaudited)

Principal
Amount Value
Corporate Bonds (continued)
Food — 1.0%
Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC
6.250%, due 3/15/33
(a)
.................................................................................... $ 60,000 $ 61,748
J M Smucker Co. (The)
6.500%, due 11/15/43 ..................................................................................... 27,000 29,002
JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings, Inc. / JBS USA Food Co.
5.500%, due 1/15/36
(a)
.................................................................................... 68,000 69,141
Kroger Co. (The)
5.000%, due 9/15/34 ...................................................................................... 33,000 33,195
Pilgrim's Pride Corp.
6.875%, due 5/15/34 ...................................................................................... 34,000 37,750
Sysco Corp.
5.400%, due 3/23/35 ...................................................................................... 31,000 32,123
262,959
Forest Products & Paper — 0.1%
Georgia-Pacific LLC
4.950%, due 6/30/32
(a)
.................................................................................... 27,000 27,798
Healthcare-Products — 0.3%
Baxter International, Inc.
5.650%, due 12/15/35 .................................................................................... 34,000 34,422
GE HealthCare Technologies, Inc.
4.800%, due 8/14/29 ...................................................................................... 27,000 27,605
4.950%, due 12/15/35 .................................................................................... 17,000 16,969
78,996
Healthcare-Services — 1.7%
Centene Corp.
3.375%, due 2/15/30 ...................................................................................... 38,000 35,029
Charles River Laboratories International, Inc.
4.000%, due 3/15/31
(a)
.................................................................................... 52,000 49,464
Cigna Group (The)
2.400%, due 3/15/30 ...................................................................................... 28,000 25,998
5.250%, due 1/15/36 ...................................................................................... 44,000 44,823
Elevance Health, Inc.
5.700%, due 9/15/55 ...................................................................................... 32,000 31,373
HCA, Inc.
4.900%, due 11/15/35 ..................................................................................... 55,000 54,270
6.000%, due 4/1/54 ....................................................................................... 45,000 44,784
Health Care Service Corp. A Mutual Legal Reserve Co.
5.875%, due 6/15/54
(a)
.................................................................................... 21,000 20,283
Laboratory Corp. of America Holdings
4.800%, due 10/1/34 ...................................................................................... 59,000 58,615
Tenet Healthcare Corp.
5.500%, due 11/15/32
(a)
................................................................................... 49,000 49,703
UnitedHealth Group, Inc.
5.150%, due 7/15/34 ...................................................................................... 30,000 30,738
445,080

Transamerica Bond Active ETF
Schedule of Investments
(Continued)
December 31, 2025 (Unaudited)

Principal
Amount Value
Corporate Bonds (continued)
Home Builders — 0.2%
Century Communities, Inc.
6.625%, due 9/15/33
(a)
.................................................................................... $ 50,000 $ 50,595
Home Furnishings — 0.2%
Whirlpool Corp.
6.125%, due 6/15/30 ...................................................................................... 62,000 61,973
Insurance — 1.4%
Allstate Corp. (The)
5.050%, due 6/24/29 ...................................................................................... 43,000 44,475
5.250%, due 3/30/33 ...................................................................................... 32,000 33,342
American International Group, Inc.
5.450%, due 5/7/35 ....................................................................................... 22,000 22,926
Asurion LLC and Asurion Co.-Issuer, Inc.
8.000%, due 12/31/32
(a)
................................................................................... 61,000 63,326
Brown & Brown, Inc.
5.250%, due 6/23/32 ...................................................................................... 15,000 15,373
5.550%, due 6/23/35 ...................................................................................... 55,000 56,430
Corebridge Financial, Inc.
5.750%, due 1/15/34 ...................................................................................... 37,000 38,762
Fortitude Group Holdings LLC
6.250%, due 4/1/30
(a)
..................................................................................... 22,000 22,932
RGA Global Funding
5.050%, due 12/6/31
(a)
.................................................................................... 76,000 77,663
375,229
Internet — 0.7%
AppLovin Corp.
5.500%, due 12/1/34 ...................................................................................... 47,000 48,309
Expedia Group, Inc.
5.400%, due 2/15/35 ...................................................................................... 60,000 61,566
Meta Platforms, Inc.
4.200%, due 11/15/30 ..................................................................................... 56,000 56,133
Uber Technologies, Inc.
4.800%, due 9/15/34 ...................................................................................... 25,000 25,010
191,018
Investment Companies — 0.1%
HAT Holdings I LLC / HAT Holdings II LLC
3.375%, due 6/15/26
(a)
.................................................................................... 38,000 37,766
Leisure Time — 0.6%
Carnival Corp.
6.125%, due 2/15/33
(a)
.................................................................................... 60,000 61,987
Royal Caribbean Cruises, Ltd.
5.375%, due 1/15/36 ...................................................................................... 44,000 44,201
Viking Cruises, Ltd.
5.875%, due 10/15/33
(a)
................................................................................... 61,000 61,973
168,161

Transamerica Bond Active ETF
Schedule of Investments
(Continued)
December 31, 2025 (Unaudited)

Principal
Amount Value
Corporate Bonds (continued)
Lodging — 0.4%
Hyatt Hotels Corp.
5.400%, due 12/15/35 .................................................................................... $ 33,000 $ 33,083
Marriott International, Inc.
2.750%, due 10/15/33 .................................................................................... 37,000 32,378
MGM Resorts International
6.125%, due 9/15/29 ...................................................................................... 48,000 49,355
114,816
Machinery-Diversified — 0.2%
Ingersoll Rand, Inc.
5.450%, due 6/15/34 ...................................................................................... 41,000 42,694
Media — 0.3%
Charter Communications Operating LLC / Charter Communications Operating Capital
5.125%, due 7/1/49 ....................................................................................... 46,000 36,034
Comcast Corp.
4.150%, due 10/15/28 .................................................................................... 45,000 45,254
81,288
Mining — 0.3%
Novelis Corp.
3.875%, due 8/15/31
(a)
.................................................................................... 82,000 74,809
Oil & Gas — 1.6%
Diamondback Energy, Inc.
5.150%, due 1/30/30 ...................................................................................... 52,000 53,547
EQT Corp.
6.375%, due 4/1/29 ....................................................................................... 21,000 21,737
Expand Energy Corp.
5.375%, due 3/15/30 ...................................................................................... 22,000 22,303
Matador Resources Co.
6.500%, due 4/15/32
(a)
.................................................................................... 49,000 49,726
Occidental Petroleum Corp.
5.200%, due 8/1/29 ....................................................................................... 27,000 27,689
Ovintiv, Inc.
6.500%, due 8/15/34 ...................................................................................... 47,000 50,528
Permian Resources Operating LLC
6.250%, due 2/1/33
(a)
..................................................................................... 60,000 61,576
SM Energy Co.
7.000%, due 8/1/32
(a)
..................................................................................... 62,000 60,989
Sunoco LP
5.625%, due 3/15/31
(a)
.................................................................................... 62,000 62,486
410,581
Packaging & Containers — 0.7%
Clydesdale Acquisition Holdings, Inc.
6.625%, due 4/15/29
(a)
.................................................................................... 61,000 62,276
Mauser Packaging Solutions Holding Co.
7.875%, due 4/15/30
(a)
.................................................................................... 75,000 74,478

Transamerica Bond Active ETF
Schedule of Investments
(Continued)
December 31, 2025 (Unaudited)

Principal
Amount Value
Corporate Bonds (continued)
Packaging & Containers (continued)
WRKCo, Inc.
3.900%, due 6/1/28 ....................................................................................... $ 37,000 $ 36,835
173,589
Pharmaceuticals — 0.9%
Bristol-Myers Squibb Co.
5.650%, due 2/22/64 ...................................................................................... 22,000 21,653
CVS Health Corp.
5.450%, due 9/15/35 ...................................................................................... 54,000 55,296
6.000%, due 6/1/44 ....................................................................................... 32,000 32,186
7.000%, US 5 Year CMT T-Note + 2.886%, due 3/10/55
(b)
................................................. 59,000 61,932
Merck & Co., Inc.
5.000%, due 5/17/53 ...................................................................................... 19,000 17,466
Pfizer Investment Enterprises Pte, Ltd.
5.110%, due 5/19/43 ...................................................................................... 30,000 28,898
Viatris, Inc.
2.300%, due 6/22/27 ...................................................................................... 18,000 17,495
234,926
Pipelines — 1.8%
Cheniere Energy Partners LP
4.000%, due 3/1/31 ....................................................................................... 58,000 56,496
4.500%, due 10/1/29 ...................................................................................... 34,000 34,082
5.950%, due 6/30/33 ...................................................................................... 22,000 23,338
Energy Transfer LP
6.000%, due 6/15/48 ...................................................................................... 57,000 55,337
Gulfstream Natural Gas System LLC
5.600%, due 7/23/35
(a)
.................................................................................... 23,000 23,630
ONEOK, Inc.
6.100%, due 11/15/32 ..................................................................................... 57,000 61,135
Sabine Pass Liquefaction LLC
5.900%, due 9/15/37 ...................................................................................... 35,978 37,882
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.000%, due 1/15/32 ...................................................................................... 23,000 21,956
Transcontinental Gas Pipe Line Co. LLC
5.100%, due 3/15/36
(a)
.................................................................................... 40,000 40,288
Venture Global Plaquemines LNG LLC
6.125%, due 12/15/30
(a)
................................................................................... 37,000 37,700
6.750%, due 1/15/36
(a)
.................................................................................... 36,000 36,891
Western Midstream Operating LP
6.150%, due 4/1/33 ....................................................................................... 42,000 44,568
473,303
Private Equity — 0.1%
Blackstone Reg Finance Co. LLC
4.950%, due 2/15/36 ...................................................................................... 22,000 21,851

Transamerica Bond Active ETF
Schedule of Investments
(Continued)
December 31, 2025 (Unaudited)

Principal
Amount Value
Corporate Bonds (continued)
REITS — 2.2%
American Homes 4 Rent LP
5.500%, due 2/1/34 ....................................................................................... $ 57,000 $ 59,024
Boston Properties LP
5.750%, due 1/15/35 ...................................................................................... 33,000 33,958
Extra Space Storage LP
5.400%, due 6/15/35 ...................................................................................... 52,000 53,332
GLP Capital LP / GLP Financing II, Inc.
5.250%, due 2/15/33 ...................................................................................... 52,000 52,231
Healthpeak OP LLC
4.750%, due 1/15/33 ...................................................................................... 67,000 66,660
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.250%, due 2/1/27
(a)
..................................................................................... 95,000 94,428
NNN REIT, Inc.
4.600%, due 2/15/31 ...................................................................................... 65,000 65,586
Safehold GL Holdings LLC
6.100%, due 4/1/34 ....................................................................................... 43,000 45,596
Starwood Property Trust, Inc.
6.000%, due 4/15/30
(a)
.................................................................................... 48,000 49,442
VICI Properties LP
4.950%, due 2/15/30 ...................................................................................... 46,000 46,564
566,821
Retail — 0.4%
7-Eleven, Inc.
1.800%, due 2/10/31
(a)
.................................................................................... 58,000 50,847
Lowe's Cos., Inc.
3.750%, due 4/1/32 ....................................................................................... 58,000 55,599
106,446
Semiconductors — 0.8%
Broadcom, Inc.
3.137%, due 11/15/35
(a)
................................................................................... 71,000 61,169
Intel Corp.
4.800%, due 10/1/41 ...................................................................................... 41,000 36,392
Microchip Technology, Inc.
5.050%, due 3/15/29 ...................................................................................... 40,000 40,834
Micron Technology, Inc.
5.300%, due 1/15/31 ...................................................................................... 58,000 60,143
QUALCOMM, Inc.
3.250%, due 5/20/50 ...................................................................................... 22,000 15,236
213,774
Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.
2.043%, due 8/16/28 ...................................................................................... 57,000 54,003

Transamerica Bond Active ETF
Schedule of Investments
(Continued)
December 31, 2025 (Unaudited)

Principal
Amount Value
Corporate Bonds (continued)
Software — 1.3%
Cadence Design Systems, Inc.
4.700%, due 9/10/34 ...................................................................................... $ 32,000 $ 32,009
Fair Isaac Corp.
6.000%, due 5/15/33
(a)
.................................................................................... 61,000 62,850
Fiserv, Inc.
5.450%, due 3/2/28 ....................................................................................... 43,000 44,052
Intuit, Inc.
5.500%, due 9/15/53 ...................................................................................... 19,000 18,788
Oracle Corp.
5.875%, due 9/26/45 ...................................................................................... 35,000 31,627
5.950%, due 9/26/55 ...................................................................................... 35,000 31,033
6.900%, due 11/9/52 ...................................................................................... 27,000 26,697
Roper Technologies, Inc.
4.900%, due 10/15/34 .................................................................................... 47,000 46,914
Synopsys, Inc.
5.150%, due 4/1/35 ....................................................................................... 30,000 30,501
5.700%, due 4/1/55 ....................................................................................... 22,000 21,847
346,318
Telecommunications — 0.6%
T-Mobile USA, Inc.
3.500%, due 4/15/31 ...................................................................................... 30,000 28,693
3.875%, due 4/15/30 ...................................................................................... 22,000 21,638
4.950%, due 11/15/35 ..................................................................................... 35,000 34,810
Verizon Communications, Inc.
1.750%, due 1/20/31 ...................................................................................... 14,000 12,330
2.100%, due 3/22/28 ...................................................................................... 37,000 35,530
4.750%, due 1/15/33 ...................................................................................... 33,000 32,984
165,985
Transportation — 0.5%
GXO Logistics, Inc.
2.650%, due 7/15/31 ...................................................................................... 69,000 62,222
6.500%, due 5/6/34 ....................................................................................... 32,000 34,647
United Parcel Service, Inc.
5.250%, due 5/14/35 ...................................................................................... 33,000 34,213
131,082
Total Corporate Bonds
(Cost $8,335,865) 8,328,127
Foreign Corporate Bonds — 8.0%
Agriculture — 0.4%
BAT Capital Corp., (United Kingdom)
4.625%, due 3/22/33 ...................................................................................... 40,000 39,790
5.625%, due 8/15/35 ...................................................................................... 66,000 68,785
108,575

Transamerica Bond Active ETF
Schedule of Investments
(Continued)
December 31, 2025 (Unaudited)

Principal
Amount Value
Foreign Corporate Bonds (continued)
Banks — 1.1%
Canadian Imperial Bank of Commerce, (Canada)
5.245%, SOFR + 1.105%, due 1/13/31
(b)
.................................................................. $ 39,000 $ 40,233
Intesa Sanpaolo SpA, (Italy)
8.248%, US 1 Year CMT T-Note + 4.400%, due 11/21/33
(a)(b)
............................................... 200,000 236,259
276,492
Biotechnology — 0.2%
CSL Finance PLC, (Australia)
4.625%, due 4/27/42
(a)
.................................................................................... 51,000 46,256
Chemicals — 1.0%
Nutrien, Ltd., (Canada)
4.200%, due 4/1/29 ....................................................................................... 48,000 47,940
OCP SA, (Morocco)
6.750%, due 5/2/34
(a)
..................................................................................... 200,000 215,632
263,572
Commercial Services — 0.3%
Element Fleet Management Corp., (Canada)
5.037%, due 3/25/30
(a)
.................................................................................... 76,000 77,712
Diversified Financial Services — 0.3%
Avolon Holdings Funding, Ltd., (Ireland)
5.750%, due 11/15/29
(a)
................................................................................... 81,000 84,078
Electric — 1.4%
Chile Electricity Lux Mpc II Sarl, (Chile)
5.580%, due 10/20/35
(a)
................................................................................... 195,501 200,646
Comision Federal de Electricidad, (Mexico)
3.875%, due 7/26/33 ...................................................................................... 200,000 177,341
377,987
Electronics — 0.2%
Tyco Electronics Group SA, (Switzerland)
5.000%, due 5/9/35 ....................................................................................... 56,000 56,807
Insurance — 0.3%
AXA SA, (France)
8.600%, due 12/15/30 .................................................................................... 62,000 72,596
RenaissanceRe Holdings, Ltd., (Bermuda)
5.800%, due 4/1/35 ....................................................................................... 11,000 11,502
84,098
Iron/Steel — 0.2%
ArcelorMittal SA, (Luxembourg)
6.550%, due 11/29/27 ..................................................................................... 58,000 60,433
Mining — 0.2%
Glencore Funding LLC, (Australia)
2.625%, due 9/23/31
(a)
.................................................................................... 43,000 38,791

Transamerica Bond Active ETF
Schedule of Investments
(Continued)
December 31, 2025 (Unaudited)

Principal
Amount Value
Foreign Corporate Bonds (continued)
Oil & Gas — 0.3%
Equinor ASA, (Norway)
4.750%, due 11/14/35 ..................................................................................... $ 81,000 $ 80,622
Pharmaceuticals — 0.2%
Bayer US Finance II LLC, (Germany)
4.200%, due 7/15/34
(a)
.................................................................................... 31,000 29,139
5.500%, due 7/30/35
(a)
.................................................................................... 16,000 16,289
45,428
Pipelines — 1.1%
Enbridge, Inc., (Canada)
4.900%, due 6/20/30 ...................................................................................... 25,000 25,566
5.625%, due 4/5/34 ....................................................................................... 60,000 62,755
Greensaif Pipelines Bidco Sarl, (Saudi Arabia)
5.853%, due 2/23/36
(a)
.................................................................................... 200,000 209,457
297,778
Semiconductors — 0.3%
NXP BV / NXP Funding LLC / NXP USA, Inc., (Netherlands)
5.250%, due 8/19/35 ...................................................................................... 62,000 62,954
Transportation — 0.3%
Canadian Pacific Railway Co., (Canada)
2.450%, due 12/2/31 ...................................................................................... 94,000 84,599
Trucking & Leasing — 0.2%
Avolon Holdings Funding, Ltd., (Ireland)
4.900%, due 10/10/30
(a)
................................................................................... 55,000 55,316
Total Foreign Corporate Bonds
(Cost $2,106,888) 2,101,498
Foreign Government Obligations — 3.0%
Sovereign — 0.8%
Colombia Government International Bond, (Colombia)
7.750%, due 11/7/36 ...................................................................................... 200,000 208,830
Israel Government International Bond, (Israel)
5.625%, due 2/19/35 ...................................................................................... 200,000 209,113
Mexico Government International Bond, (Mexico)
6.875%, due 5/13/37 ...................................................................................... 200,000 213,900

Transamerica Bond Active ETF
Schedule of Investments
(Continued)
December 31, 2025 (Unaudited)

Principal
Amount Value
Foreign Government Obligations (continued)
Sovereign — 0.6%
Romanian Government International Bond, (Romania)
7.500%, due 2/10/37 ...................................................................................... $ 156,000 $ 172,950
Total Foreign Government Obligations
(Cost $803,487) 804,793
Mortgage-Backed Securities — 17.3%
Angel Oak Mortgage Trust
Series 2025-1, 5.691%, due 1/25/70
(a)(c)
................................................................... 255,161 258,204
BRAVO Residential Funding Trust
Series 2024-NQM7, 5.554%, due 10/27/64
(a)(c)
............................................................ 239,192 241,060
Cross Mortgage Trust
Series 2025-H8, 5.003%, due 11/25/70
(a)(b)
................................................................ 241,290 241,938
CSMC
Series 2021-RPL2, 1.115%, due 1/25/60
(a)(b)
............................................................... 292,140 250,161
Fannie Mae Pool
2.500%, due 7/1/52 ....................................................................................... 1,083,300 917,011
4.000%, due 11/1/54 ...................................................................................... 827,813 785,923
5.500%, due 10/1/55 ...................................................................................... 905,582 918,729
New Residential Mortgage Loan Trust
Series 2018-1, 4.000%, due 12/25/57
(a)(b)
.................................................................. 50,932 49,964
Series 2019-6, 3.500%, due 9/25/59
(a)(b)
................................................................... 136,034 129,830
OBX Trust
Series 2024-NQM14, 4.944%, due 9/25/64
(a)(c)
............................................................ 263,362 263,608
Series 2025-NQM2, 5.597%, due 11/25/64
(a)(c)
............................................................. 154,578 156,071
Towd Point Mortgage Trust
Series 2015-5, 3.250%, due 7/25/58
(a)(b)
................................................................... 51,923 51,608
Series 2022-4, 3.750%, due 9/25/62
(a)
..................................................................... 300,256 289,724
4,553,831
Total Mortgage-Backed Securities
(Cost $4,556,603) 4,553,831
U.S. Treasury Obligations — 24.2%
Sovereign — 24.2%
United States Treasury Bonds
1.375%, due 11/15/40 ..................................................................................... 303,000 196,796
1.875%, due 2/15/41 ...................................................................................... 224,000 156,572
1.875%, due 2/15/51 ...................................................................................... 643,000 359,515
2.000%, due 2/15/50 ...................................................................................... 636,000 373,004
2.500%, due 5/15/46 ...................................................................................... 349,000 242,173
2.750%, due 8/15/47 ...................................................................................... 95,000 67,903
2.875%, due 8/15/45 ...................................................................................... 363,000 272,392
3.000%, due 11/15/45 ..................................................................................... 75,000 57,331
3.500%, due 2/15/39 ...................................................................................... 134,000 122,170
4.625%, due 11/15/45 ..................................................................................... 364,000 355,753
4.625%, due 11/15/55 ..................................................................................... 299,000 288,115
4.750%, due 5/15/55 ...................................................................................... 185,000 181,835

Transamerica Bond Active ETF
Schedule of Investments
(Continued)
December 31, 2025 (Unaudited)

Principal
Amount Value
U.S. Treasury Obligations (continued)
Sovereign (continued)
5.000%, due 5/15/45 ...................................................................................... $ 160,000 $ 164,300
United States Treasury Inflation Indexed Bonds
1.500%, due 2/15/53 ...................................................................................... 89,000 76,097
United States Treasury Inflation Indexed Notes
0.125%, due 7/15/30 ...................................................................................... 52,000 62,340
United States Treasury Notes
0.625%, due 5/15/30 ...................................................................................... 214,000 187,839
1.625%, due 5/15/31 ...................................................................................... 174,000 155,920
2.750%, due 2/15/28 ...................................................................................... 252,000 248,235
2.750%, due 8/15/32 ...................................................................................... 63,000 58,736
3.375%, due 5/15/33 ...................................................................................... 120,000 115,387
3.500%, due 11/30/30 ..................................................................................... 84,000 83,167
3.625%, due 5/31/28 ...................................................................................... 161,000 161,437
3.625%, due 9/30/30 ...................................................................................... 173,000 172,358
3.750%, due 12/31/30 .................................................................................... 143,000 143,101
3.875%, due 4/30/30 ...................................................................................... 249,000 250,984
3.875%, due 7/31/30 ...................................................................................... 237,000 238,787
4.000%, due 11/15/35 ..................................................................................... 220,000 216,855
4.125%, due 7/31/28 ...................................................................................... 192,000 194,888
4.125%, due 7/31/31 ...................................................................................... 138,000 140,269
4.125%, due 11/15/32 ..................................................................................... 397,000 401,590
4.250%, due 3/15/27 ...................................................................................... 246,000 248,124
4.250%, due 5/15/35 ...................................................................................... 129,000 130,099
4.375%, due 11/30/28 ..................................................................................... 244,000 249,576
6,373,648
Total U.S. Treasury Obligations
(Cost $6,396,673) 6,373,648
Shares
Open-End Mutual Funds — 0.8%
Dreyfus Government Cash Management, 3.65%
(d)
(Cost $217,881) ............................................................................................ 217,881 217,881
Total Investments — 99.1%
(Cost $26,166,514) 26,130,940
Other Assets and Liabilities,
Net — 0.9% 224,202
Net Assets — 100.0% $ 26,355,142
(a) Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933.
(b) Floating or variable rate security. The rate disclosed is as of December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description.
(c) Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of December 31, 2025; the maturity date disclosed is the ultimate maturity date.
(d) Rate disclosed reflects the yield at December 31, 2025.
CMT : Constant Maturity Treasury Index
PLC : Public Limited Company
SOFR : Secured Overnight Financing Rate